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davidhearth@paulhastings.com

May 14, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pre-Effective Amendment No. 3 to the Registration Statement on Form N-14 (File No. 333-278281)

Ladies and Gentlemen:

We are counsel to the TCW Funds, Inc. (the “Registrant”), and hereby submit for review the enclosed Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”).

This Amendment is intended to reflect revisions to address the comments received from the Securities and Exchange Commission’s staff with respect to the Registrant’s previously filed Form N-14 on May 3, 2024, which contained disclosure with respect to the reorganization of the TCW Relative Value Dividend Appreciation Fund into the TCW Relative Value Large Cap Fund, each such Fund an existing series of the Registrant. A separate comment response letter has been filed on or about this date.

Please advise us if we can provide any further information or assistance to facilitate your review. Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP